Basis of Preparation and Summary of Significant Accounting Policies - Additional Information (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Basis of Preparation and Summary of Significant Accounting Policies [Line Items]
Cash balance		€ 438,522,000	€ 53,092,000	€ 7,861,000	€ 2,500,000
Upfront payment received		115,000,000
Defined contribution plans, pension obligation		0
Trade receivables written off, reasonable expectation of recovery		€ 0
Depreciation method, property, plant and equipment		straight line
Gain (loss) on purchase or sale of equity instruments		€ 0
Gain (loss) on Issue or cancellation of equity instruments		€ 0
Computer Equipment
Disclosure Of Basis of Preparation and Summary of Significant Accounting Policies [Line Items]
Percentage of straight line per annum		20.00%
Business Combination Agreement
Disclosure Of Basis of Preparation and Summary of Significant Accounting Policies [Line Items]
Proceeds received as a result of business combination	€ 69,800,000
PIPE Financing
Disclosure Of Basis of Preparation and Summary of Significant Accounting Policies [Line Items]
Proceeds received	€ 228,300,000